Capital management (Tables)	12 Months Ended
Dec. 31, 2019
Capital management [abstract]
Capital management
The Group’s capital structure is as follows:

	December 31, 2019	December 31, 2018
	€	€
Interest-bearing liabilities	845,668	561,117
Income tax payable	21,787	31,009
Other financial liabilities/(assets), net	21,058	15,088
Long-term receivables	(6,808)	(6,271)
Cash and cash equivalents	(163,225)	(177,048)

Net debt	718,480	423,895